Note 16 - Borrowings - Schedule of Borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Total borrowings	$ 13,795,742	$ 21,418,017
Current borrowings	963,878	1,972,371
Long-term borrowings	3,404,363	4,372,188
Short-term bank loan [member] | Shanghai Commercial & Savings Bank, Ltd. facility ending November 2026 [member]
Statement Line Items [Line Items]
Borrowing facilities, face amount	6,440,812
Total borrowings	$ 2,817,059
Borrowings, interest rate	2.805%
Short-term bank loan [member] | Shanghai Commercial & Savings Bank, Ltd. facility ending November 2025 [member]
Statement Line Items [Line Items]
Total borrowings		$ 2,692,284
Borrowings, interest rate		2.805%
Short-term bank loan [member] | Hua Nan Commercial Bank facility ending August 2026 [member]
Statement Line Items [Line Items]
Borrowing facilities, face amount	$ 6,058,190
Total borrowings	$ 4,719,011
Borrowings, interest rate	2.85%
Short-term bank loan [member] | Taishin International Bank facility ending April 2025 [member]
Statement Line Items [Line Items]
Borrowing facilities, face amount		$ 3,656,753
Total borrowings		$ 1,889,322
Borrowings, interest rate		2.78%
Undrawn borrowing facilities		$ 17,674.31
Undrawn borrowing facilities		17,674.31
Short-term bank loan [member] | Hua Nan Commercial Bank facility ending March 2026 [member]
Statement Line Items [Line Items]
Borrowing facilities, face amount	$ 2,231,965
Total borrowings	$ 1,891,431
Borrowings, interest rate	2.80%
Short-term bank loan [member] | Hua Nan Commercial Bank facility ending May 2025 [member]
Statement Line Items [Line Items]
Borrowing facilities, face amount		5,789,859
Total borrowings		$ 5,759,386
Borrowings, interest rate		2.82%
Undrawn borrowing facilities		$ 30,473
Undrawn borrowing facilities		30,473
Short-term bank loan [member] | Hua Nan Commercial Bank facility ending July 2025 [member]
Statement Line Items [Line Items]
Borrowing facilities, face amount		2,133,106
Total borrowings		$ 1,807,655
Borrowings, interest rate		2.88%
Short-term bank loan [member] | Hongkong and Shanghai Banking Corporation Limited facility ending June 2025 [member]
Statement Line Items [Line Items]
Borrowing facilities, face amount		$ 8,000,000
Total borrowings		$ 2,333,665
Borrowings, interest rate		6.63%
Letter of credit loan [member] | Shanghai Commercial & Savings Bank, Ltd. facility ending November 2025 [member]
Statement Line Items [Line Items]
Borrowing facilities, face amount		$ 7,572,525
Total borrowings		$ 591,146
Borrowings, interest rate		2.805%
Letter of guarantee [member] | Shanghai Commercial & Savings Bank, Ltd. facility ending November 2026 [member]
Statement Line Items [Line Items]
Borrowings, non-cash	$ 954,244
Undrawn borrowing facilities	2,669,509
Undrawn borrowing facilities	2,669,509
Letter of guarantee [member] | Shanghai Commercial & Savings Bank, Ltd. facility ending November 2025 [member]
Statement Line Items [Line Items]
Borrowings, interest rate		0.00%
Borrowings, non-cash		$ 1,131,157
Undrawn borrowing facilities		3,157,938
Undrawn borrowing facilities		$ 3,157,938
Letter of guarantee [member] | Hua Nan Commercial Bank facility ending August 2028 [member]
Statement Line Items [Line Items]
Borrowings, non-cash	1,014,584
Undrawn borrowing facilities	324,595
Undrawn borrowing facilities	324,595
Letter of guarantee [member] | Hua Nan Commercial Bank facility ending March 2026 [member]
Statement Line Items [Line Items]
Borrowings, non-cash	81,862
Undrawn borrowing facilities	258,672
Undrawn borrowing facilities	258,672
Letter of guarantee [member] | Hua Nan Commercial Bank facility ending July 2025 [member]
Statement Line Items [Line Items]
Borrowings, interest rate		0.00%
Borrowings, non-cash		$ 78,236
Undrawn borrowing facilities		247,215
Undrawn borrowing facilities		$ 247,215
Letter of guarantee [member] | Hongkong and Shanghai Banking Corporation Limited facility ending June 2025 [member]
Statement Line Items [Line Items]
Borrowings, interest rate		0.00%
Borrowings, non-cash		$ 200,000
Undrawn borrowing facilities		54,663.35
Undrawn borrowing facilities		54,663.35
Short-term borrowings [member]
Statement Line Items [Line Items]
Total borrowings	9,427,501	15,073,458
Long-term bank loan [member] | Hua Nan Commercial Bank facility ending August 2028 [member]
Statement Line Items [Line Items]
Borrowing facilities, face amount	1,727,541	1,651,024
Total borrowings	$ 804,356	$ 1,057,003
Borrowings, interest rate	2.52%	2.52%
Long-term bank loan [member] | Hua Nan Commercial Bank facility ending March 2026 [member]
Statement Line Items [Line Items]
Borrowing facilities, face amount		$ 5,485,129
Total borrowings		$ 982,027
Borrowings, interest rate		2.51%
Long-term bank loan [member] | Shanghai Commercial & Savings Bank, Ltd. facility ending March 2031 [member]
Statement Line Items [Line Items]
Borrowing facilities, face amount	$ 3,029,095	$ 2,894,929
Total borrowings	$ 2,321,836	$ 2,609,618
Borrowings, interest rate	3.045%	3.045%
Long-term bank loan [member] | Shanghai Commercial & Savings Bank, Ltd. second facility ending March 2031 [member]
Statement Line Items [Line Items]
Borrowing facilities, face amount	$ 1,594,261	$ 1,523,647
Total borrowings	$ 1,222,019	$ 1,373,483
Borrowings, interest rate	3.045%	3.045%
Long-term bank loan [member] | Shanghai Commercial & Savings Bank, Ltd. facility ending March 2026 [member]
Statement Line Items [Line Items]
Borrowing facilities, face amount	$ 318,852	$ 304,729
Total borrowings	$ 20,030	$ 131,972
Borrowings, interest rate	3.045%	3.045%
Long-term bank loan [member] | Shanghai Commercial & Savings Bank, Ltd. Facility ending September 2025 [member]
Statement Line Items [Line Items]
Borrowing facilities, face amount		$ 914,188
Total borrowings		$ 190,456
Borrowings, interest rate		2.97%
Long-term borrowings [member]
Statement Line Items [Line Items]
Total borrowings	$ 4,368,241	$ 6,344,559